UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street  Omaha, Nebraska    68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 9/30/12

Item 1.  Reports to Stockholders.

SIERRA CORE RETIREMENT FUND

SIERRA STRATEGIC INCOME FUND

Annual Report

September 30, 2012

1-866-738-4363

www.sierramutualfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Letter to Shareholders, November 2012:

Dear Shareholders:

We are pleased to report that the Sierra Core Retirement Fund had positive results for each of the four quarters in the fiscal year ended September 30, 2012, and that the Sierra Strategic Income Fund had positive quarters during its first nine full months of operations, also ended September 30, 2012.  Thus far, the Strategic Income Fund has performed slightly better than the Core Fund.

As of September 30, 2012, tax-free (municipal) and multisector bonds contributed the most to the Sierra Core Retirement Fund’s overall positive performance.  Just as important during these times of market volatility, the Fund’s allocation to these areas helped reduce overall volatility when compared to the global stock markets.  The Sierra Strategic Income Fund’s two largest performance contributors were also tax-free and multisector bonds. Similarly, they helped reduce overall Fund volatility for the nine months ending September 30, 2012.

The past year has been a challenging one for most of the global economies.  China is slowing dramatically, and most emerging economies are following.  In Europe, recession is both deepening in the most troubled countries, and broadening to the healthiest.  As a whole, the Eurozone is in recession and getting worse, with no clear thesis for a bottom anytime soon, much less the start of a recovery cycle.  The basic fundamental in Europe as well as in the U.S. remains the need to unwind the massive global debt bubble, which took two decades to create.

Each of the last several uptrends in the global stock markets appears to have been driven by the massive monetary injections by the Fed, the European Central Bank and other central banks, even as global fundamentals worsened.  The U.S. stock market averages have been the only major indices in the world to achieve new highs in 2012, and the highs of mid-September may prove to be the final peak of the recovery cycle from the March 2009 global lows.

In the U.S., deteriorating data for revenues, sales and outlook from major companies, ebullient extremes in sentiment measures, and some technical indicators all give reason to expect a potentially protracted decline ahead in the S&P 500 and indeed all “risk asset” categories over the coming months.  The major trend may now be down (as of this writing in early November), but there will no doubt be the typical sharp and impressive rallies on the way to the next cyclical bottom.

Global money continues to favor U.S. Treasuries, despite record-low yields.  If the downtrend in stocks continues and accelerates, the normal market reaction will be to shift to high-grade bonds even more, as well as favoring the U.S. Dollar Index.  Despite our slowing economy, the U.S. is still considered “the least ugly house in a bad neighborhood.”

As of this writing in early November 2012, we remain very conservatively allocated, primarily in a variety of high-grade bond categories.

For more detailed Commentary and updates, see the “Recent Trends and Outlook” link on our website, www.SierraMutualFunds.com.

We at Sierra appreciate your confidence in our Portfolio Manager team.

Sincerely,

David C. Wright, JD

Co-Portfolio Manager

The Sierra Mutual Funds

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large‐cap stocks. You cannot invest directly in an index, and unmanaged index returns do not reflect any fees, expenses or sales charges.

1877-NLD-11/16/2012

SIERRA CORE RETIREMENT FUND

PORTFOLIO REVIEW (Unaudited)

September 30, 2012

The Fund’s performance figures* for the year ended September 30, 2012, compared to its benchmark:

	One Year	Three Year	Inception**- September 30, 2012	Inception*** - September 30, 2012	Inception****- September 30, 2012
Sierra Core Retirement Fund – Class A	5.80%	5.86%	8.56%	-	-
Sierra Core Retirement Fund – Class A with load	(0.29)%	3.79%	7.23%	-	-
Sierra Core Retirement Fund – Class C	5.03%	-	-	4.66%	-
Sierra Core Retirement Fund – Class I	5.80%	5.88%	8.53%	-	-
Sierra Core Retirement Fund – Class R	6.04%	6.13%	8.77%	-	-
Sierra Core Retirement Fund – Class Y	-	-	-	-	2.76%
Sierra Core Retirement Fund – Class A1	-	-	-	-	2.75%
Sierra Core Retirement Fund – Class A1 with load	-	-	-	-	(3.18)%
Sierra Core Retirement Fund – Class I1	-	-	-	-	2.77%
S&P 500 Total Return Index	30.20%	13.20%	1.43%	14.42%	10.29%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.34% for Class A and Class I shares, 2.19% for Class R shares and 3.09% for Class C shares per the February 1, 2012, prospectus. The Fund’s total operating expenses are 2.49% for Class A1 shares and Class I1 shares and 2.09% for Class Y shares, per the June 1, 2012, prospectus.  For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

** Inception date is December 24, 2007 for Class A, I and R shares.

*** Inception date is February 5, 2010 for Class C shares.

**** Inception date is June 7, 2012 for Class Y, A1 and I1 shares.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

SIERRA CORE RETIREMENT FUND

PORTFOLIO REVIEW (Unaudited) (Continued)

September 30, 2012

Comparison of the Change in Value of a $10,000 Investment

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
12/24/07
12/31/07
3/31/08
6/30/08
9/30/08
12/31/08
3/31/09
6/30/09
9/30/09
12/31/09
3/31/10
6/30/10
9/30/10
12/31/10
3/31/11
6/30/11
9/30/11
12/31/11
3/31/12
6/30/12
9/30/12
$14,936
$14,778
$13,949
$10,699
Sierra Core Retirement Fund - Class A with load
Sierra Core Retirement Fund - Class I
Sierra Core Retirement Fund - Class R
S&P 500 Total Return Index

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt	86.4%
Asset Allocation	2.2%
Other, Cash & Cash Equivalents	11.4%
100.0%

SIERRA STRATEGIC INCOME FUND

PORTFOLIO REVIEW (Unaudited)

September 30, 2012

The Fund’s performance figures* for the period ended September 30, 2012, compared to its benchmarks:

Inception** - September 30, 2012
Sierra Strategic Income Fund – Class A	7.58%
Sierra Strategic Income Fund – Class A with load	1.40%
Sierra Strategic Income Fund – Class C	7.07%
Sierra Strategic Income Fund – Class I	7.75%
Sierra Strategic Income Fund – Class R	7.73%
Sierra Strategic Income Fund – Class Y	7.76%
Barclays Aggregate Bond Index	4.52%

*

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.71% for Class A and Class I shares, 1.41% for Class R shares, 1.40% for Class Y shares and 2.31% for Class C shares per the December 21, 2011, prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

** The Fund’s inception date is December 21, 2011

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U. S. bond market.

SIERRA STRATEGIC INCOME FUND

PORTFOLIO REVIEW (Unaudited) (Continued)

September 30, 2012

Comparison of the Change in Value of a $10,000 Investment

$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$10,775
$10,773
$10,452
$10,140
12/21/2011
12/31/2011
3/31/2012
6/30/2012
9/30/2012
Sierra Strategic Income Fund - Class A with load
Sierra Strategic Income Fund - Class I
Sierra Strategic Income Fund - Class R
Barclays Aggregate Bond Index

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt	89.5%
Asset Allocation	2.9%
Other, Cash & Cash Equivalents	7.6%
100.0%

Sierra Core Retirement Fund
PORTFOLIO OF INVESTMENTS
September 30, 2012
Shares		Value
	MUTUAL FUNDS - 88.6%
	ASSET ALLOCATION FUNDS - 2.2%
772,902	John Hancock Funds II - Floating Rate Income Fund - Institutional Class	$ 7,311,647
859,737	RiverNorth/DoubleLine Strategic Income Fund - Class I	9,740,819
		17,052,466
	DEBT FUNDS - 86.4%
1,304,979	American Century Diversified Bond Fund - Investor Class	14,746,263
6,482,002	DoubleLine Total Return Bond Fund - Class I	73,894,818
666,293	Forward Long/Short Credit Analysis Fund - Investor Class	5,910,022
1,364,134	Forward Select Income Fund - Institutional Class	32,807,428
2,256,897	John Hancock Strategic Income Fund - Institutional Class	15,076,070
3,125,968	JPMorgan Mortgage-Backed Securities Fund - Select	36,448,787
3,329,225	JPMorgan Short Duration Bond Fund - R6	36,688,057
10,420,294	Limited Term New York Municipal Fund - Class A	35,429,001
4,054,204	Neuberger Berman High Income Bond Fund - Institutional Class	38,312,223
3,114,650	Nuveen High Yield Municipal Bond Fund - I Shares	52,824,455
11,856,384	Oppenheimer Rochester National Municipals Fund- Class A	89,278,572
388	PIMCO Emerging Markets Bond Fund - Institutional Class	4,772
3,757,250	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	42,494,499
4,028,225	PIMCO GNMA Fund - Institutional Class	48,016,445
3,903,214	PIMCO High Yield Fund - Institutional Class	37,158,593
3,238,272	PIMCO Income Fund - Institutional Class	39,571,697
5,982,406	Vanguard GNMA Fund - Investor Class	66,464,535
		665,126,237
	TOTAL MUTUAL FUNDS (Cost $653,269,144)	682,178,703

	SHORT-TERM INVESTMENT - 11.3%
	MONEY MARKET FUND - 11.3%
87,327,795	Goldman Sachs Financial Square Funds - Prime Obligations
	Portfolio, to yield 0.0062% * (Cost $87,327,795)	87,327,795

	TOTAL INVESTMENTS - 99.9% (Cost $740,596,939) (a)	$ 769,506,498
	OTHER ASSETS LESS LIABILITIES - 0.1%	676,392
	NET ASSETS - 100.0%	$ 770,182,890

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $740,596,977 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 29,827,962
	Unrealized Depreciation:	(918,441)
	Net Unrealized Appreciation:	$ 28,909,521

* Money market fund; interest rate reflects seven-day effective yield on September 30, 2012.

See accompanying notes to financial statements.

Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS
September 30, 2012
Shares		Value
	MUTUAL FUNDS - 92.4%
	ASSET ALLOCATION FUNDS - 2.9%
386,445	RiverNorth/DoubleLine Strategic Income Fund - Class I	$ 4,378,426

	DEBT FUNDS - 89.5%
592,705	American Century Diversified Bond Fund - Investor	6,697,570
439,967	Baird Core Plus Bond Fund - Institutional Class	4,967,229
640,201	Columbia Floating Rate Fund - Class Z	5,768,206
298,778	Columbia High Yield Municipals Fund - Class Z	3,190,948
1,164,826	Columbia U.S. Government Mortgage Fund - Class Z	6,721,046
187,182	DoubleLine Total Return Bond Fund - Class I	2,133,874
262,183	DWS Strategic High Yield Tax Free Fund - Class S	3,429,353
279,401	Forward Select Income Fund - Institutional Class	6,719,606
390,442	GW&K Municipal Enhanced Yield Fund - Investor Class	4,052,786
744,846	Janus High-Yield Fund - Institutional Class	6,845,129
296,560	John Hancock Strategic Income Fund - Institutional Class	1,981,019
396,710	JPMorgan Mortgage-Backed Securities Fund - Select	4,625,641
1,546,923	Limited Term New York Municipal Fund - Class A	5,259,540
723,343	Neuberger Berman High Income Bond Fund - Institutional Class	6,835,587
344,349	Nuveen High Yield Municipal Bond Fund - I Shares	5,840,172
469,900	Oppenheimer Limited Term Municipal Fund - Class Y	7,104,882
878,698	Oppenheimer Rochester National Municipals Fund - Class A	6,616,597
454,831	PIMCO Emerging Markets Bond Fund - Institutional Class	5,585,342
436,420	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	4,935,917
716,638	PIMCO High Yield Fund - Institutional Class	6,822,396
1,074,524	PIMCO Income Fund - Institutional Class	13,130,686
879,253	Principal High Yield Fund - Institutional Class	6,840,585
607,271	Principal Preferred Securities Fund - Institutional Class	6,309,546
168,839	SEI Institutional International Trust - International Fixed Income Fund - Class A	1,825,152
		134,238,809

	TOTAL MUTUAL FUNDS (Cost $133,308,033)	138,617,235

	SHORT-TERM INVESTMENT - 7.4%
	MONEY MARKET FUND - 7.4%
11,128,974	Goldman Sachs Financial Square Funds-
	Prime Obligations to yield 0.0062% * (Cost $11,128,974)	11,128,974

	TOTAL INVESTMENTS - 99.8% (Cost $144,437,007) (a)	$ 149,746,209
	OTHER ASSETS LESS LIABILITIES - 0.2%	256,563
	NET ASSETS - 100.0%	$ 150,002,772

See accompanying notes to financial statements.

Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $144,437,936 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 5,308,273
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 5,308,273

* Money market fund; interest rate reflects seven-day effective yield on September 30, 2012.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2012

	Sierra Core Retirement Fund	Sierra Strategic Income Fund
ASSETS
Investment securities:
At cost	$ 740,596,939	$ 144,437,007
At value	$ 769,506,498	$ 149,746,209
Cash	57	-
Receivable for Fund shares sold	1,687,026	399,105
Dividends and interest receivable	1,803,430	369,943
Prepaid expenses and other assets	131,099	53,352
TOTAL ASSETS	773,128,110	150,568,609

LIABILITIES
Payable for investments purchased	1,713,812	368,427
Investment advisory fees payable	777,990	83,243
Payable for Fund shares repurchased	143,532	4,555
Distribution (12b-1) fees payable	123,953	32,345
Fees payable to other affiliates	64,065	13,540
Accrued expenses and other liabilities	121,868	63,727
TOTAL LIABILITIES	2,945,220	565,837
NET ASSETS	$ 770,182,890	$ 150,002,772

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 743,834,504	$ 144,715,934
Undistributed net investment income	3,262,736	41,802
Accumulated net realized loss from security transactions	(5,823,909)	(64,166)
Net unrealized appreciation of investments	28,909,559	5,309,202
NET ASSETS	$ 770,182,890	$ 150,002,772

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2012
	Sierra Core Retirement Fund		Sierra Strategic Income Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 151,147,271		$ 11,684,928
Shares of beneficial interest outstanding	6,381,834		555,269
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 23.68		$ 21.04
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 25.12		$ 22.32

Class C Shares:
Net Assets	$ 67,550,342		$ 32,392,369
Shares of beneficial interest outstanding	2,826,871		1,540,353
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 23.90		$ 21.03

Class I Shares:
Net Assets	$ 162,212,346		$ 9,716,956
Shares of beneficial interest outstanding	6,859,198		461,148
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 23.65		$ 21.07

Class R Shares:
Net Assets	$ 374,807,706		$ 12,811,738
Shares of beneficial interest outstanding	15,939,633		609,548
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 23.51		$ 21.02

Class Y Shares:
Net Assets	$ 24		$ 83,396,781
Shares of beneficial interest outstanding	1		3,975,775
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 23.85	(b)	$ 20.98

Class A1 Shares:
Net Assets	$ 337,985
Shares of beneficial interest outstanding	14,180
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 23.84
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 25.29

Class I1 Shares:
Net Assets	$ 14,127,216
Shares of beneficial interest outstanding	593,531
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 23.80

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.
(b) Net Assets divided by shares outstanding does not equal Net Asset value due to rounding.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF OPERATIONS

	Sierra Core Retirement Fund	Sierra Strategic Income Fund*
	For the Year Ended September 30, 2012	For the Period Ended September 30, 2012
INVESTMENT INCOME
Dividends	$ 34,615,995	$ 4,405,482
Interest	3,815	392
TOTAL INVESTMENT INCOME	34,619,810	4,405,874

EXPENSES
Investment advisory fees	8,800,645	688,256
Distribution (12b-1) fees:
Class A	309,071	18,293
Class C	586,203	198,688
Class I	444,525	16,184
Class A1	98	-
Class I1	6,426	-
Administrative services fees	510,856	61,933
Transfer agent fees	228,909	18,650
Non 12b-1 shareholder servicing	211,829	38,061
Custodian fees	119,077	17,108
Accounting services fees	109,874	30,250
Registration fees	93,056	116,319
Printing and postage expenses	61,359	26,168
Compliance officer fees	28,488	5,065
Professional fees	27,085	28,394
Insurance expense	18,194	5,232
Trustees fees and expenses	5,808	4,329
Other expenses	67,465	8,014
TOTAL EXPENSES	11,628,968	1,280,944

Less: Fees waived by the Adviser	(1,362)	(181,852)

NET EXPENSES	11,627,606	1,099,092
NET INVESTMENT INCOME	22,992,204	3,306,782

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Net realized loss from security transactions, unaffiliated companies	(6,355,922)	(212,370)
Net realized gain from security transactions, affiliated companies	13,215	-
Distributions of capital gains from underlying investment companies	551,427	-
	(5,791,280)	(212,370)
Net change in unrealized appreciation (depreciation) of:
Investments, unaffiliated companies	23,818,189	5,309,202
Investments, affiliated companies	(404,440)	-
	23,413,749	5,309,202
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	17,622,469	5,096,832

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 40,614,673	$ 8,403,614

* Sierra Strategic Income Fund commenced operations on December 21, 2011.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2012	2011
FROM OPERATIONS
Net investment income	$ 22,992,204	$ 20,184,735
Net realized gain (loss) from security transactions	(6,342,707)	2,495,998
Distributions of capital gains from underlying investment companies	551,427	451,470
Net change in unrealized appreciation (depreciation) of investments	23,413,749	(11,865,693)
Net increase in net assets resulting from operations	40,614,673	11,266,510

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(475,481)	(1,229,690)
Class C	(293,581)	(1,211,818)
Class I	(772,748)	(2,606,950)
Class R	(1,420,589)	(11,848,414)
From net investment income:
Class A	(3,729,364)	(1,563,536)
Class C	(1,252,966)	(1,097,935)
Class I	(4,967,207)	(3,407,164)
Class R	(10,098,169)	(13,829,283)
Class A1	(2,221)	-
Class I1	(92,336)	-
Net decrease in net assets resulting from distributions to shareholders	(23,104,662)	(36,794,790)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	120,821,542	46,890,253
Class C	39,083,780	34,209,248
Class I	104,049,688	165,760,584
Class R	135,868,254	139,458,246
Class Y	23	-
Class A1	336,137	-
Class I1	14,696,753	-
Net asset value of shares issued in reinvestment of distributions:
Class A	3,721,502	2,530,760
Class C	1,287,847	2,134,159
Class I	5,250,365	5,540,935
Class R	10,868,406	25,068,369
Class A1	2,221	-
Class I1	85,457	-
Payments for shares redeemed:
Class A	(42,718,101)	(12,989,003)
Class C	(33,403,411)	(7,722,971)
Class I	(88,369,751)	(143,828,257)
Class R	(164,996,940)	(90,134,210)
Class I1	(698,388)	-
Net increase in net assets resulting from shares of beneficial interest	105,885,384	166,918,113

TOTAL INCREASE IN NET ASSETS	123,395,395	141,389,833

NET ASSETS
Beginning of Year	646,787,495	505,397,662
End of Year*	$ 770,182,890	$ 646,787,495
*Includes undistributed net investment income of:	$ 3,262,736	$ 487,941

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	September 30,	September 30,
	2012	2011
SHARE ACTIVITY
Class A:
Shares Sold	5,211,920	1,991,469
Shares Reinvested	160,416	109,041
Shares Redeemed	(1,830,220)	(551,504)
Net increase in shares of beneficial interest outstanding	3,542,116	1,549,006

Class C:
Shares Sold	1,665,601	1,438,406
Shares Reinvested	55,173	91,050
Shares Redeemed	(1,437,353)	(325,332)
Net increase in shares of beneficial interest outstanding	283,421	1,204,124

Class I:
Shares Sold	4,497,621	7,044,772
Shares Reinvested	227,098	238,741
Shares Redeemed	(3,780,790)	(6,051,202)
Net increase in shares of beneficial interest outstanding	943,929	1,232,311

Class R:
Shares Sold	5,865,167	5,922,426
Shares Reinvested	472,213	1,087,087
Shares Redeemed	(7,175,751)	(3,824,811)
Net increase (decrease) in shares of beneficial interest outstanding	(838,371)	3,184,702

Class Y:
Shares Sold	1	-
Net increase in shares of beneficial interest outstanding	1	-

Class A1
Shares Sold	14,087	-
Shares Reinvested	93	-
Net increase in shares of beneficial interest outstanding	14,180	-

Class I1
Shares Sold	619,377	-
Shares Reinvested	3,592	-
Shares Redeemed	(29,438)	-
Net increase in shares of beneficial interest outstanding	593,531	-

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30,
2012**
FROM OPERATIONS
Net investment income	$ 3,306,782
Net realized loss from security transactions	(212,370)
Net change in unrealized appreciation (depreciation) of investments	5,309,202
Net increase in net assets resulting from operations	8,403,614

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(159,297)
Class C	(530,472)
Class I	(163,430)
Class R	(198,886)
Class Y	(2,064,691)
Net decrease in net assets resulting from distributions to shareholders	(3,116,776)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	12,720,502
Class C	32,860,936
Class I	23,805,703
Class R	14,783,934
Class Y	81,312,500
Net asset value of shares issued in reinvestment of distributions:
Class A	147,619
Class C	47,074
Class I	158,824
Class R	181,492
Class Y	2,064,667
Payments for shares redeemed:
Class A	(1,434,858)
Class C	(1,651,682)
Class I	(14,359,084)
Class R	(2,413,327)
Class Y	(3,508,366)
Net increase in net assets resulting from shares of beneficial interest	144,715,934

TOTAL INCREASE IN NET ASSETS	150,002,772

NET ASSETS
Beginning of Period	-
End of Period*	$ 150,002,772
*Includes undistributed net investment income of:	$ 41,802
**Sierra Strategic Income Fund commenced operations on December 21,2011.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS (Continued)

Period Ended
September 30,
2012**
SHARE ACTIVITY
Class A:
Shares Sold	617,112
Shares Reinvested	7,133
Shares Redeemed	(68,976)
Net increase in shares of beneficial interest outstanding	555,269

Class C:
Shares Sold	1,617,887
Shares Reinvested	2,290
Shares Redeemed	(79,824)
Net increase in shares of beneficial interest outstanding	1,540,353

Class I:
Shares Sold	1,152,509
Shares Reinvested	7,684
Shares Redeemed	(699,045)
Net increase in shares of beneficial interest outstanding	461,148

Class R:
Shares Sold	717,574
Shares Reinvested	8,781
Shares Redeemed	(116,807)
Net increase in shares of beneficial interest outstanding	609,548

Class Y:
Shares Sold	4,046,303
Shares Reinvested	100,489
Shares Redeemed	(171,017)
Net increase in shares of beneficial interest outstanding	3,975,775

**Sierra Strategic Income Fund commenced operations on December 21,2011.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
		September 30,	September 30,	September 30,		September 30,		September 30,
	Class A Shares	2012	2011	2010		2009		2008 (1)
	Net asset value, beginning of period	$ 23.12	$ 24.24	$ 24.26		$ 19.20		$ 20.00

	Activity from investment operations:
	Net investment income (loss) (2)	0.75	0.82	0.96		0.81		(0.04)
	Net realized and unrealized
	gain (loss) on investments	0.56	(0.32)	1.25		4.64		(0.76)
	Total from investment operations	1.31	0.50	2.21		5.45		(0.80)

	Less distributions from:
	Net investment income	(0.65)	(0.78)	(0.86)		(0.39)		-
	Net realized gains	(0.10)	(0.84)	(1.37)		-		-
	Total distributions	(0.75)	(1.62)	(2.23)		(0.39)		-

	Net asset value, end of period	$ 23.68	$ 23.12	$ 24.24		$ 24.26		$ 19.20

	Total return (3)	5.80%	2.18%	9.73%		28.73%		(4.00)%	(9)

	Net assets, at end of period (000s)	$ 151,147	$ 65,664	$ 31,288		$ 6,765		$ 19	(10)

	Ratio of gross expenses to average
	net assets (4)(7)	1.71%	1.65%	1.69%		1.70%		1.79%	(6)
	Ratio of net expenses to average
	net assets (7)	1.71%	1.65%	1.70%	(5)	1.75%	(5)	1.75%	(6)
	Ratio of net investment income
	to average net assets (7)(8)	3.21%	3.47%	4.01%		3.46%		1.14%	(6)

	Portfolio Turnover Rate	125%	199%	101%		322%		488%	(9)

(1)	The Sierra Core Retirement Fund's Class A shares commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5)	Represents the ratio of expenses to average net assets inclusive of Adviser's recapture of waived/reimbursed fees from prior periods.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which
	the Fund invests.
(9)	Not annualized.
(10)	Actual net assets, not truncated.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Period Ended
	September 30,	September 30,	September 30,
Class C Shares	2012	2011	2010 (1)
Net asset value, beginning of period	$ 23.33	$ 24.44	$ 23.32

Activity from investment operations:
Net investment income (2)	0.58	0.65	0.39
Net realized and unrealized
gain (loss) on investments	0.57	(0.31)	0.97
Total from investment operations	1.15	0.34	1.36

Less distributions from:
Net investment income	(0.48)	(0.61)	(0.24)
Net realized gains	(0.10)	(0.84)	-
Total distributions	(0.58)	(1.45)	(0.24)

Net asset value, end of period	$ 23.90	$ 23.33	$ 24.44

Total return (8)	5.03%	1.48%	5.85%	(7)

Net assets, at end of period (000s)	$ 67,550	$ 59,338	$ 32,726

Ratio of gross expenses to average
net assets (3)(5)	2.46%	2.40%	2.47%	(4)
Ratio of net expenses to average
net assets (5)	2.46%	2.40%	2.47%	(4)
Ratio of net investment income
to average net assets (5)(6)	2.46%	2.72%	2.52%	(4)

Portfolio Turnover Rate	125%	199%	101%	(7)

(1)	The Sierra Core Retirement Fund's Class C shares commenced operations on February 5, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(4) Annualized.
(5) Does not include the expenses of other investment companies in which the Fund invests.
(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(7) Not annualized.
(8)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended		Year Ended		Year Ended		Period Ended
	September 30,	September 30,		September 30,		September 30,		September 30,
Class I Shares	2012	2011		2010		2009		2008 (1)
Net asset value, beginning of period	$ 23.09	$ 24.23		$ 24.25		$ 19.21		$ 20.00

Activity from investment operations:
Net investment income (2)	0.75	0.81		0.95		0.76		0.17
Net realized and unrealized
gain (loss) on investments	0.56	(0.29)		1.26		4.67		(0.90)
Total from investment operations	1.31	0.52		2.21		5.43		(0.73)

Less distributions from:
Net investment income	(0.65)	(0.82)		(0.86)		(0.39)		(0.06)
Net realized gains	(0.10)	(0.84)		(1.37)		-		-
Total distributions	(0.75)	(1.66)		(2.23)		(0.39)		(0.06)

Net asset value, end of period	$ 23.65	$ 23.09		$ 24.23		$ 24.25		$ 19.21

Total return (10)	5.80%	2.24%	(9)	9.73%		28.54%		(3.67)%	(8)

Net assets, at end of period (000s)	$ 162,212	$ 136,562		$ 113,476		$ 37,134		$ 87

Ratio of gross expenses to average
net assets (3)(6)	1.71%	1.65%		1.70%		1.70%		1.79%	(5)
Ratio of net expenses to average
net assets (6)	1.71%	1.65%		1.70%	(4)	1.75%	(4)	1.75%	(5)
Ratio of net investment income
to average net assets (6)(7)	3.21%	3.42%		4.00%		3.24%		1.14%	(5)

Portfolio Turnover Rate	125%	199%		101%		322%		488%	(8)

(1)	The Sierra Core Retirement Fund's Class I shares commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(4)	Represents the ratio of expenses to average net assets inclusive of Adviser's recapture of waived/reimbursed fees from prior periods.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9)	For the year ended September 30, 2011, 0.04% of the Fund's Class I shares' total return consists of a voluntary reimbursement by the Adviser of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 2.20%.
(10)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
	September 30,	September 30,	September 30,		September 30,		September 30,
Class R Shares	2012	2011	2010		2009		2008 (1)
Net asset value, beginning of period	$ 22.96	$ 24.12	$ 24.19		$ 19.20		$ 20.00

Activity from investment operations:
Net investment income (2)	0.80	0.90	1.00		0.47		0.20
Net realized and unrealized
gain (loss) on investments	0.56	(0.33)	1.26		5.01		(0.81)
Total from investment operations	1.36	0.57	2.26		5.48		(0.61)

Less distributions from:
Net investment income	(0.71)	(0.89)	(0.96)		(0.49)		(0.19)
Net realized gains	(0.10)	(0.84)	(1.37)		-		-
Total distributions	(0.81)	(1.73)	(2.33)		(0.49)		(0.19)

Net asset value, end of period	$ 23.51	$ 22.96	$ 24.12		$ 24.19		$ 19.20

Total return (9)	6.04%	2.47%	10.01%		28.91%		(3.08)%	(8)

Net assets, at end of period (000s)	$ 374,808	$ 385,223	$ 327,907		$ 163,703		$ 120,043

Ratio of gross expenses to average
net assets (3)(6)	1.46%	1.40%	1.44%		1.48%		1.54%	(5)
Ratio of net expenses to average
net assets (6)	1.46%	1.40%	1.45%	(4)	1.50%	(4)	1.50%	(5)
Ratio of net investment income
to average net assets (6)(7)	3.46%	3.81%	4.23%		2.29%		1.27%	(5)

Portfolio Turnover Rate	125%	199%	101%		322%		488%	(8)

(1)	The Sierra Core Retirement Fund's Class R shares commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(4)	Represents the ratio of expenses to average net assets inclusive of Adviser's recapture of waived/reimbursed fees from prior periods.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class Y		Class A1		Class I1
	Period Ended		Period Ended		Period Ended
	September 30,		September 30,		September 30,
	2012 (1)		2012 (1)		2012 (1)
Net asset value, beginning of period	$ 23.21		$ 23.36		$23.32

Activity from investment operations:
Net investment income (2)	0.26		0.22		0.23
Net realized and unrealized
gain on investments	0.38		0.42		0.42
Total from investment operations	0.64		0.64		0.65

Less distributions from:
Net investment income	-		(0.16)		(0.17)
Total distributions	-		(0.16)		(0.17)

Net asset value, end of period	$ 23.85		$ 23.84		$23.80

Total return (9)	2.76%	(7)	2.75%	(7)	2.77%	(7)

Net assets, at end of period (000s)	$ 24	(8)	$ 338		$ 14,127

Ratio of gross expenses to average
net assets (3)(5)	1.50%	(4)	1.99%	(4)	1.99%	(4)
Ratio of net expenses to average
net assets (5)	1.50%	(4)	1.90%	(4)	1.90%	(4)
Ratio of net investment income
to average net assets (5)(6)	3.46%	(4)	3.06%	(4)	3.06%	(4)

Portfolio Turnover Rate	125%	(7)	125%	(7)	125%	(7)

(1)	The Sierra Core Retirement Fund's Class Y, A1, and I1 shares commenced operations on June 7, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(4) Annualized.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(7) Not annualized.
(8) Actual net assets, not truncated.
(9)	Total returns shown exclude the effect of applicable sales charges (Class A1) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

See accompanying notes to financial statements.

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A	Class C	Class I	Class R	Class Y
	Period Ended September 30, 2012 (I)	Period Ended September 30, 2012 (I)	Period Ended September 30, 2012 (I)	Period Ended September 30, 2012 (I)	Period Ended September 30, 2012 (I)
Net asset value, beginning of period	$ 20.00	$ 20.00	$ 20.00	$ 20.00	$ 20.00

Activity from investment operations:
Net investment income (2)	0.57	0.47	0.62	0.63	0.60
Net realized and unrealized
gain on investments	0.93	0.93	0.92	0.90	0.93
Total from investment operations	1.50	1.40	1.54	1.53	1.53

Less distributions from:
Net investment income	(0.46)	(0.37)	(0.47)	(0.51)	(0.55)
Total distributions	(0.46)	(0.37)	(0.47)	(0.51)	(0.55)

Net asset value, end of period	$ 21.04	$ 21.03	$ 21.07	$ 21.02	$ 20.98

Total return (3)(8)	7.58%	7.07%	7.75%	7.73%	7.76%

Net assets, at end of period (000s)	$ 11,685	$ 32,392	$ 9,717	$ 12,812	$ 83,397

Ratio of gross expenses to average
net assets (4)(5)(6)	1.45%	2.10%	1.47%	1.11%	1.16%
Ratio of net expenses to average
net assets (5)(6)	1.30%	1.90%	1.30%	1.00%	0.95%
Ratio of net investment income
to average net assets (5)(6)(7)	3.55%	2.93%	3.87%	3.91%	3.76%

Portfolio Turnover Rate (8)	72%	72%	72%	72%	72%

(1)	The Sierra Strategic Income Fund commenced operations on December 21, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown exclude the effect of applicable sales charges (Class A), and assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements.

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2012

1.

ORGANIZATION

The Sierra Core Retirement Fund (“SCRF”) and Sierra Strategic Income Fund (“SSIF”), collectively (“the Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-ended management investment companies. SCRF’s investment objective is to provide long-term total return (the combination of yield and net price gains from underlying funds) and to limit volatility and downside risk. SSIF’s two investment objectives are to provide total return (with income contributing a significant part) and limit volatility and downside risk. The Funds’ pursue their investment objective by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

The Funds currently offer Class A, Class C, Class I, Class R and Class Y shares with SCRF also offering Class A1 and Class I1. Class C, Class I, Class R, Class Y, and Class I1 shares are offered at net asset value.   Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

In unusual circumstances, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of

September 30, 2012 for the Funds’ assets measured at fair value:

Sierra Core Retirement Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 682,178,703	$ -	$ -	$ 682,178,703
Short-Term Investment	87,327,795	-	-	87,327,795
Total	$ 769,506,498	$ -	$ -	$ 769,506,498

Sierra Strategic Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 138,617,235	$ -	$ -	$ 138,617,235
Short-Term Investment	11,128,974	-	-	11,128,974
Total	$ 149,746,209	$ -	$ -	$ 149,746,209

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is each Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly for SSIC and quarterly for SCRF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years(SCRF, 2009-2011), or expected to be taken in the Funds’ 2012 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended September 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $956,023,141 and $817,770,196, respectively for SCRF. For the year ended September 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $214,427,818 and $80,907,415, respectively for SSIF.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Wright Fund Management, LLC serves as the Funds’ Investment Adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Funds pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets for SCRF and 0.75% of the Fund’s average daily net assets for SSIF.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2013 for SSIF and February 28, 2013 for SCRF, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Class I	Class R	Class Y	Class A1	Class I1
SCRF	1.75%	2.50%	1.75%	1.50%	1.50%	1.90%	1.90%
SSIF	1.30%	1.90%	1.30%	1.00%	0.95%	N/A	N/A

These amounts will herein be referred to as the "expense limitations."

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund's operating expenses to exceed the respective expense limitation. If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the funds by the following dates:

9/30/2015
SCRF	$1,362
SSIF	$181,852

Distributor- The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25%, 0.25%, 1.00%, 0.40%

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

and 0.40% of the average daily net assets attributable to Class A, Class I, Class C, Class A1 and Class I1 shares, respectively for SCRF, and 0.40%, 0.40% and 1.00% of the average daily net assets attributable to Class A, I and C shares, respectively for SSIF and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of GFS. On sales of SCRF’s Class A and Class A1 shares, respectively, for the year ended September 30, 2012, the Distributor received $509,145 and $5,249 from front-end sales charge of which $27,003 and $252 was retained by the principal underwriter or other affiliated broker-dealers. On sales of SSIF’s Class A shares for the year ended September 30, 2012, the Distributor received $80,153 from front-end sales charge of which $4,983 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees- - Effective April 1, 2012, with the approval of the Board, the Funds each pay a pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. Previously, the Funds paid their pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Funds pay the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

SCRF:
	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2012	September 30, 2011
Ordinary Income	$ 20,145,277	$ 27,436,677
Long-Term Capital Gain	2,959,385	9,358,113
Total	$ 23,104,662	$ 36,794,790

SSIF:
Fiscal Period Ended
September 30, 2012
Ordinary Income	$ 3,116,776
Long-Term Capital Gain	-
Total	$ 3,116,776

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital	Post October	Unrealized	Total
	Ordinary	Long-Term	Loss	and Late Year	Appreciation/	Accumulated
	Income	Capital Gains	Carry Forward	Losses	(Depreciation)	Earnings/(Deficits)
SCRF	$ 3,262,736	$ -	$ (3,443,583)	$ (2,380,288)	$ 28,909,521	$ 26,348,386
SSIF	41,802	-	(63,237)	-	5,308,273	5,286,838

The difference between the book basis and tax basis for unrealized appreciation and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Capital
Losses
SCRF	$ 2,380,288
SSIF	-

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At September 30, 2012, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

	Short-Term	Long-Term	Total	Expiration
SCRF	$ 3,443,583	$ -	$ 3,443,583	Non-Expiring
SSIF	63,237	-	63,237	Non-Expiring

Permanent book and tax differences primarily attributable to reclass of distributions and adjustments for partnerships return of capital distributions from underlying investment companies, resulted in reclassification as of September 30, 2012 as follows:

	Undistributed Net	Accumulated Net Realized
	Investment Income	Loss from Investment
SCRF	$ (75,146)	$ 75,146
SSIF	(148,204)	148,204

6.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRSs”).”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

7.

SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2012

Dividends: The Funds’ Boards of Directors declared the following monthly dividends:

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Strategic Income Fund	Class A	0.0399	10/26/2012	10/31/2012
Sierra Strategic Income Fund	Class C	0.0293	10/26/2012	10/31/2012
Sierra Strategic Income Fund	Class I	0.0403	10/26/2012	10/31/2012
Sierra Strategic Income Fund	Class R	0.0470	10/26/2012	10/31/2012
Sierra Strategic Income Fund	Class Y	0.0470	10/26/2012	10/31/2012

Sierra Strategic Income Fund	Class A	0.0494	11/28/2012	11/29/2012
Sierra Strategic Income Fund	Class C	0.0391	11/28/2012	11/29/2012
Sierra Strategic Income Fund	Class I	0.0494	11/28/2012	11/29/2012
Sierra Strategic Income Fund	Class R	0.0556	11/28/2012	11/29/2012
Sierra Strategic Income Fund	Class Y	0.0556	11/28/2012	11/29/2012

Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Sierra Core Retirement Fund and Sierra Strategic Income Fund and

Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of Sierra Core Retirement Fund, a series of shares of beneficial interest of Northern Lights Fund Trust (the "Fund"), including the portfolio of investments, as of September 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and for the period December 24, 2007 (commencement of operations) through September 30, 2008. We have also audited the accompanying statement of assets and liabilities of Sierra Strategic Income Fund, a series of shares of beneficial interest in Northern Lights Fund Trust (the "Fund"), including the portfolio of investments, as of September 30, 2012, and the related statements of operations and changes in net assets and the financial highlight for the period December 21, 2011 (commencement of operations) through September 30, 2012.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2012 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sierra Core Retirement Fund and Sierra Strategic Income Fund as of September 30, 2012, the results of their operations, the changes in their net assets and their financial highlights for each of the years or periods presented in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

November 29, 2012

THE SIERRA FUNDS

EXPENSE EXAMPLES (Unaudited)

September 30, 2012

As a shareholder of the Sierra Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and Class A1 shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 through September 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period*+ 4/1/12– 9/30/12	Expense Ratio During Period** 4/1/12 – 9/30/12
Sierra Core Retirement Class A	$1,000.00	$1,036.50	$8.91	1.75%
Sierra Core Retirement Class C	1,000.00	1,033.10	12.71	2.50
Sierra Core Retirement Class I	1,000.00	1,036.90	8.91	1.75
Sierra Core Retirement Class R	1,000.00	1,037.90	7.64	1.50
Sierra Core Retirement Class Y	1,000.00	1,027.70	4.78	1.50
Sierra Core Retirement Class A1	1,000.00	1,034.80	6.07	1.90
Sierra Core Retirement Class I1	1,000.00	1,027.70	6.05	1.90
Sierra Strategic Income Class A	1000.00	1,043.70	6.64	1.30
Sierra Strategic Income Class C	1,000.00	1,040.50	9.69	1.90
Sierra Strategic Income Class I	1,000.00	1,044.20	6.64	1.30
Sierra Strategic Income Class R	1,000.00	1,044.90	5.11	1.00
Sierra Strategic Income Class Y	1,000.00	1,045.60	4.86	0.95

THE SIERRA FUNDS

EXPENSE EXAMPLES (Unaudited) (Continued)

September 30, 2012

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period*+ 4/1/12 – 9/30/12	Expense Ratio During Period** 4/1/12 – 9/30/12
Sierra Core Retirement Class A	$1,000.00	$1,016.25	$8.82	1.75%
Sierra Core Retirement Class C	1,000.00	1,012.50	12.58	2.50
Sierra Core Retirement Class I	1,000.00	1,016.25	8.82	1.75
Sierra Core Retirement Class R	1,000.00	1,017.50	7.57	1.50
Sierra Core Retirement Class Y	1,000.00	1,011.00	4.74	1.50
Sierra Core Retirement Class A1	1,000.00	1,009.74	6.00	1.90
Sierra Core Retirement Class I1	1,000.00	1,009.74	6.00	1.90
Sierra Strategic Income Class A	1000.00	1,018.50	6.56	1.30
Sierra Strategic Income Class C	1,000.00	1,015.50	9.57	1.90
Sierra Strategic Income Class I	1,000.00	1,018.50	6.56	1.30
Sierra Strategic Income Class R	1,000.00	1,020.00	5.05	1.00
Sierra Strategic Income Class Y	1,000.00	1,020.25	4.80	0.95

*Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**Annualized.

+ Sierra Core Retirement Fund Class Y, Class A1, and Class I1 shares commenced operations on June 7, 2012  therefore  their expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (115) divided by the number of days in the fiscal year (366).

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2012

Renewal of Advisory Agreement – Sierra Core Retirement Fund

In connection with a meeting held on September 26, 2012 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Wright Fund Management, LLC (“the “Adviser”) and the Trust, on behalf of Sierra Core Retirement Fund (“the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials related to the Agreement.

The Board Members were assisted by independent legal counsel throughout the Agreement review process.  The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Board noted that the portfolio managers are principals of the firm and bring significant experience and intellectual capital to the investment management process.  The Trustees acknowledge the benefits of the research and analysis performed by the Adviser’s skilled portfolio management team.  They further considered that the CCO of the Trust reported that the Adviser continues to invest in the expertise of its staff, including the CCO who continues to undertake additional continuing education opportunities.

Performance.  The Trustees noted that risk mitigation is a significant portion of the Adviser’s strategy, and that, since inception, the Fund has outperformed its peers.  The Trustees considered that the Fund tends to perform conservatively in volatile markets, as was the case over the past year, but over the long term, the Fund tends to outperform.  They noted that performance trailed over the last year, but the Board also considered the one-year performance in light of the Fund’s volatility and, concluded that the Fund’s performance as compared to its peers, in the recent market environment is not unexpected.

 Fees and Expenses.  Board considered the fees charged within the peer group and also within the Morningstar category average.  The Board noted that the Adviser charges a 1.25% annual advisory fee based on the average net assets of the Fund.  The Trustees noted that the fee charged to the Fund is higher than the average of the peer group and slightly higher than the Morningstar category average, but less than that charged by the Adviser for smaller separately managed accounts, and that this allows access to the services of the Adviser by smaller investors at a more competitive rate.  The Trustees concluded that the advisory fee was reasonable.

Economies of Scale. The Trustees considered the existing economies of scale in place and noted that the relative level of the Fund’s expenses have decreased over time.  The Board noted that the Adviser has moved a significant amount of its separate account clients’ assets to the Fund, for which the Adviser receives a lower fee from the Fund than if those funds were wholly managed in separate accounts, and noted that this is one of the reasons why the Adviser is not willing to further reduce fees at this time.  The Board noted that the Adviser believes that the services it provides deserve a premium and the Board declined to negotiate a reduced fee at this time.  The Trustees concluded that the existing economies of scale are appropriate for the Fund, but that as the Fund grows the issue of reducing fees would be revisited.

Profitability.   The Trustees reviewed the profitability analysis provided by the Adviser.  The Board noted that, based solely on this analysis, the profits realized by the Adviser appeared fairly high. They discussed the fact that the analysis did not reflect any compensation of the firm’s principals (who are also the portfolio managers).  The Board then discussed the financial information provided by the Adviser, and discussed the income and capitalization of the Adviser in the context of the profitability analysis.  The

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2012

Board concluded that if a reasonable cost was imputed for the portfolio managers, the overall profitability of the Adviser would be much lower, and that as adjusted, profitability was not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure was reasonable and that renewal of the Advisory Agreement was in the best interests of the Trust and the shareholders of the Fund.

SIERRA STRATEGIC INCOME FUND

SUPPLEMENTAL INFORMATION ( Unaudited)

September 30, 2012

Approval of Advisory Agreement –Sierra Strategic Income Fund

In connection with a regular meeting held on September 21, 2011, the Board of Trustees (the "Board") of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Wright Fund Management, LLC (the "Adviser") and the Trust, on behalf of the Sierra Strategic Income Fund (the "Fund"). In considering the proposed Advisory Agreement, the Board had previously received materials specifically relating to the Advisory Agreement from the Adviser. A representative of the Adviser presented information regarding the Fund, the Adviser and the Advisory Agreement to the Board , discussed the Adviser’s client base and assets under management , and answer ed questions from the Trustees.

In their consideration of the proposed Advisory Agreement, the Board did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees reviewed materials related to the Adviser’s proposed A dvisory A greement with the Trust, including information on the firm's investment strategies executed for its existing clients, including the Sierra Core Retirement Fund.  The materials also included a summary regarding the Fund's investment strategies.  The Trustees discussed the nature of the adviser's operations, the quality of its compliance infrastructure and the experience of its fund management personnel, including experience advising an existing fund in the Trust ..  The Board reviewed the capitalization of the A dviser based on current financial information provided by the A dviser in the Board materials and concluded that it was sufficiently well capitalized (or has other financial resources) to meet its obligations to the Trust.  The Trustees , including the Independent Trustees, concluded that the A dviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board considered the past performance of the Sierra Core Retirement Fund noting that for the one-year and three-year periods it had outperformed a group of similar funds selected from a Morningstar database.  The Board also considered simulated past performance of the new Fund's strategy via representative income-focused mutual funds as well as separate accounts that have an income focus.  The Board , including the Independent Trustees, concluded that while the Adviser did not have accounts that employ strategies identical to the proposed Fund, the performance of the Adviser 's similarly managed accounts, simulated Fund performance and performance of the Sierra Core Retirement Fund suggests that the Adviser is qualified to manage the Fund.

Fees and Expenses.  The Board noted that the Adviser would charge a 0.75% annual advisory fee for the based on the average net assets of the Fund.   The Board also noted the Fund's projected total expenses, after taking into account the effect of an expense limitation to be provided by the Adviser , were slightly above the upper end of the range of fees when compared to the level of fees paid by a reference group of other similarly managed mutual funds.   The Trustees, including the Independent Trustees, concluded that the Fund's advisory fee, which is in a range of reasonable fees when compared to a group of similarly managed funds, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser.

Economies of Scale.  The Board considered whether there will be economies of scale with respect to the management of the Fund and whether there is potential for realization of any further economies of scale.  The Trustees noted the significant growth of the Sierra Core Retirement Fund, and discussed the likely growth of the F und.  The Board and the Adviser agreed that the parties would revisit the issue of breakpoints should the Fund gather significant assets.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered that there were no ancillary profits to be realized by the Adviser from affiliated brokerage activities.  The Trustees also noted that any forecast of profits is speculative.  The Trustees , including the Independent Trustees, concluded that because of the Fund's expected asset level, the Board was satisfied that the Adviser 's level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

THE SIERRA FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2012

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Anthony J. Hertl Born in 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	97

AdvisorOne Funds (12 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011) and Global Real Estate Fund; Northern Lights Variable Trust (since 2006)

Gary W. Lanzen Born in 1954	Trustee Since 2005	Founder and President, Orizon Investment Counsel, LLC (since 2000); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	100

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	100	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

THE SIERRA FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael Miola*** Born in 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003).	97	AdvisorOne Funds (12 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

THE SIERRA FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-738-4363.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-738-4363.

INVESTMENT ADVISER

Wright Fund Management, LLC

3420 Ocean Park Blvd. Suite 3060

Santa Monica, CA 90405

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 – $ 25,500

2011 – $ 13,500

2010 – $ 12,500

(b)

Audit-Related Fees

2012 – None

2011 – None

2010 – None

(c)

Tax Fees

2012 – $ 4,000

2011 – $ 2,000

2010 – $ 2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - None

2011 - None

2010 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

	2012	2011	2010
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $ 4,000

2011 - $ 2,000

2010 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/7/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/7/12